Basis for the Preparation of these Consolidated Financial Statements and Applicable Accounting Standards - Summary of Total Assets, Liabilities and Net Shareholders Equity (Detail) - ARS ($)
$ in Thousands
		Dec. 31, 2024	Dec. 31, 2023
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	[1]	$ 14,492,424,831	$ 14,629,820,194	[2]
Liabilities	[1]	10,441,712,229	10,190,197,315	[2]
Equity attributable to the owners of the Bank	[1]	4,049,083,078	4,438,608,347	[2]
Equity attributable to non-controlling interests	[1]	1,629,524	1,014,532	[2]
Banco Macro SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	[1]	14,178,319,006	14,182,758,254
Liabilities	[1]	10,129,235,928	9,744,149,907
Equity attributable to the owners of the Bank	[1]	4,049,083,078	4,438,608,347
Macro Bank Limited [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	[1]	144,915,763	211,041,322
Liabilities	[1]	99,313,229	151,421,144
Equity attributable to the owners of the Bank	[1]	45,602,534	59,620,178
Macro Securities SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	[1],[3]	402,007,719	374,789,204
Liabilities	[1],[3]	217,660,348	249,762,292
Equity attributable to the owners of the Bank	[1],[3]	184,347,371	125,026,912
Macro Fiducia SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	[1]	1,453,214	1,417,327
Liabilities	[1]	38,164	103,786
Equity attributable to the owners of the Bank	[1]	1,415,050	1,313,541
Argenpay SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	[1]	40,782,967	33,125,773
Liabilities	[1]	25,616,970	18,014,966
Equity attributable to the owners of the Bank	[1]	15,165,997	15,110,807
Fintech SGR [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	[1]	49,554,739	36,531,677
Liabilities	[1]	47,382,064	35,178,989
Equity attributable to the owners of the Bank	[1]	543,151	338,156
Equity attributable to non-controlling interests	[1]	1,629,524	1,014,532
Macro Agro SAU (formerly known as Comercio Interior SAU) [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	[1]	32,490,416	52,461,903
Liabilities	[1]	30,129,909	50,777,081
Equity attributable to the owners of the Bank	[1]	2,360,507	1,684,822
BMA Asset Management SGFCISA [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	[1]	16,485,476	20,628,998
Liabilities	[1]	241,769	4,807,724
Equity attributable to the owners of the Bank	[1]	16,243,707	15,821,274
BMA Valores SA [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	[1]	5,786,161	13,036,864
Liabilities	[1]	72,787	7,306,883
Equity attributable to the owners of the Bank	[1]	5,713,374	5,729,981
Eliminations [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	[1]	(379,370,630)	(295,971,128)
Liabilities	[1]	(107,978,939)	(71,325,457)
Equity attributable to the owners of the Bank	[1]	$ (271,391,691)	$ (224,645,671)

[1]	See Note 14.2 related to the merger with Banco BMA SAU.
[2]	See Note 3.
[3]	Includes the balance amounts from its subsidiary Macro Fondos SGFCISA.